Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental disclosure of non-cash investing activities
Non-cash acquisition of total assets excluding goodwill of the Höegh Gallant (note 4); less cash acquired of $7,695	$ 0	$ (380,124)	$ 0
Non-cash acquisition of total liabilities of the Höegh Gallant (note 4)	0	193,910	0
Non-cash acquisition of goodwill in the Höegh Gallant (note 4)	0	(251)	0
Total non-cash acquisition of net assets	0	(186,465)	0
Non-cash capitalized interest for newbuilding	0	0	1,418
Supplemental disclosure of non-cash financing activities
Total non-cash consideration (note 4)	0	194,160	1,418
Total non-cash consideration (note 4)	0	0	101,500
Non-cash elimination to equity at IPO (note 2)	0	0	45,799
Demand Note [Member]
Supplemental disclosure of non-cash financing activities
Total non-cash consideration (note 4)	0	140,000	0
Sellers Credit [Member]
Supplemental disclosure of non-cash financing activities
Total non-cash consideration (note 4)	0	47,000	0
Working Capital Adjustment [Member]
Supplemental disclosure of non-cash financing activities
Total non-cash consideration (note 4)	$ 0	$ 7,160	$ 0